HSBC Frontier Markets Fund

HSBC FUNDS

HSBC Frontier Markets Fund
(the “Funds”)

Supplement dated June 26, 2013 to the Prospectus
dated February 28, 2013, as supplemented (the “Prospectus”)

The purpose of this supplement is to clarify that sales charges are not reflected in each Fund’s performance bar chart.

Under the “Performance Bar Chart and Table” section relating to the HSBC Frontier Markets Fund on page 22 of the Prospectus, the first two paragraphs and performance bar chart are deleted and replaced with the following:

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance during its first full calendar year of operations and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares. The returns for Class I Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	1Q 2012	12.93%
Worst Quarter:	2Q 2012	-4.91%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE